RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

Liabilities
Joint ventures	Maturity	2024	2023
Bradley Steel Processors Inc.		—	(24,992)
		—	(24,992)

	2024	2023	2022
Net financial (expense) income	—	—	(199)

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2024	2023	2022
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	150,000	apr/24	—	150,000	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	nov/24	—	400,000	400,000
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	836	jan/25	760	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	10,949	jan/25	10,701	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	1,868	jan/25	1,825	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	3,096	jan/25	3,025	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	4,043	jan/25	3,951	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	624	jan/25	610	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	3,229	jan/25	3,156	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	4,873	jan/25	4,762	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	4,992	jan/25	9,576	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	14,483	fev/25	2,608	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	2,467	fev/25	2,396	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	59,644	mar/25	44,519	63,024	50,644
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	35,451	mar/25	25,042	35,451	33,550
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	375,000	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	375,000	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	nov/25	400,000	400,000	400,000
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Commercial Contract	11,951	jan/27	11,680	—	—
Gerdau S.A., Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiary	Financing Agreements	4,730,775	sep/27	—	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	oct/27	2,641,096	2,064,877	2,225,417
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	601,588	sep/26	610,245	648,322	629,255
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	jan/30	3,083,765	2,410,967	2,598,415
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	oct/37	315,807	246,906	266,103
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	jun/38	12,216	12,216	12,216
GUSAP III LP.	Subsidiary	Financing Agreements	1,117,100	apr/44	2,978,763	2,328,873	2,509,938

Schedule of changes in Restricted and Performance Shares with key management

	2024	2023	2022
Cost of Salaries, variable compensation and benefits	40,396	36,964	42,164
Cost of contributions to management’s defined contribution pension plans	1,952	1,986	2,040
Cost of long-term incentive plans	32,098	25,352	19,548
	74,446	64,302	63,752

Cost of social charges	16,361	17,077	20,455

	2024	2023	2022
Available at beginning of the year	4,945,852	3,415,166	3,712,436
Granted	1,410,887	2,705,702	840,496
Exercised	(2,751,812)	(938,953)	(1,135,503)
Cancelled	(321,345)	(404,922)	(2,262)
Share Bonus	790,349	168,859	—
Available at the end of the year	4,073,931	4,945,852	3,415,166